SCHEDULE OF INVENTORY AND DEPOSITS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory – Finished goods	$ 643,495	$ 685,854	$ 681,709
Inventory deposits	647,147		141,164
Total Inventory and deposits	$ 1,290,642	$ 685,854	$ 822,873